Shareholder Report, Line Graph (Details) 74200011200_Franklin Small Cap Growth Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 20,982	$ 21,686	$ 17,811	$ 18,311	$ 25,986	$ 14,729	$ 15,712	$ 13,537	$ 11,309	$ 9,450	$ 27,303
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	30,227	27,133	22,186	21,857	22,560	14,948	15,106	13,406	11,858	10,000	$ 39,601
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Growth Index
Accumulated Value	20,253	19,775	17,596	17,469	23,749	14,040	15,465	14,466	12,406	10,000	$ 28,889
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 31,574	$ 28,167	$ 22,963	$ 22,367	$ 22,320	$ 15,289	$ 15,158	$ 13,356	$ 11,792	$ 10,000	$ 41,379